Employees (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Person	Dec. 31, 2014 USD ($) Person	Dec. 31, 2013 USD ($) Person
Document Fiscal Year Focus	2015
Entity Number of Employees | Person	19,300	18,200	17,900
Salaries and benefits expense
Salaries and other compensation awards	$ 2,101	$ 2,069	$ 1,953
Share-based Compensation	64	52	42
Severance costs	7	8	32
Social security costs	150	147	135
Retirement benefits — defined benefit plan income	(78)	(17)	(4)
Retirement benefits — defined contribution plan expense	62	55	49
Total salaries benefit expense	$ 2,306	$ 2,314	$ 2,207